UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/11

Item 1.  Reports to Stockholders.

Rady Contrarian Long/Short Fund

CLASS A SHARES – RADYX

CLASS C SHARES – RADCX

CLASS I SHARES – RADIX

Rady Opportunistic Value Fund

CLASS A SHARES – ROVYX

CLASS C SHARES – ROVCX

CLASS I SHARES – ROVIX

Semi-Annual Report

March 31, 2011

1-877-839-RADY(7239)

WWW.RADYASSETS.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Market Overview

The incredible bull market continues to roll on, impervious to the latest tumult in the middle-east and quite easily shrugging off the 8.9 magnitude earthquake in the third largest economy of the world.  This is in addition to the long list of potential pitfalls we had pointed out in our last quarterly letter, namely high unemployment; still deteriorating and potentially double-dipping housing market; the impending end of QEs; and sky-rocketing commodity prices. We do not even mention the European sovereign debt problems because the peripheral European states do not seem to matter to anyone at all. Our apologies to the PIGS (Portugal, Ireland, Greece & Spain).

The bulls argue that the reason the market has gone up, and should continue to go up, is the improving economy and corporate profitability.  S&P 500 companies’ profits are up 70% year over year and the index is trading at a reasonable multiple of 14X-15X.  While we agree with the bulls on many points, we continue to sleep with one eye open.  Most of corporate America has done an excellent job of managing expenses and leveraging overseas growth to come out of the Great Recession with much healthier balance sheets.  They have also been the biggest recipient of government’s transfer payments in the form of low interest rates, low taxes and direct bailouts.

 To us, the stock market is a market of individual stocks and not the other way around.  Our bottom-up approach forces us to differentiate between undervalued and overvalued, high and low quality stocks.  We therefore don’t worry too much about gyrations and the overall direction of the market.  Uncertainty and volatility create opportunity for tactical long/short managers like us.  Our ability to short stocks allows us to protect the portfolio and gives us the confidence to buy when others selling and vice versa.

We feel that the withdrawal of QE along with soaring commodity costs (especially oil) and continued high unemployment may take the wind out of the sails of an already ailing consumer.  The revival of consumer confidence, and corresponding spending, in 2010 came largely from transfer payments and re-leveraging rather than from real increase in incomes.  As both of these sources are transient in nature, we expect corporations to struggle to meet Wall Street’s optimistic earnings expectations for the remainder of 2011.

In our previous quarterly letter we wrote that– “2011 should see explosive merger and acquisition activity and we have positioned the portfolios to capitalize on this.”  We had based this statement on a variety of factors but mainly the fact that there is an enormous amount of cash sitting on corporate balance sheets.  Most domestic companies are going to have a difficult time growing organically, and will therefore have to buy growth in order to justify their current valuations.  There was a total of $717  billion of M&A worldwide in the first quarter of 2011, a 58 percent increase from the same time in 2010 and the best first quarter since 2007.  More than 45% of these deals were in the USA.  In this quarter, we were pleased that two of our portfolio companies received takeover bids and more than 10 of our holdings have received bids in the last 12 months.

Portfolio

We are extremely optimistic about our future and see an incredible opportunity set on both the long and short side of the market. In other words, our quantitative models are generating a great deal of high quality candidates that are trading at very attractive valuations while there are an equally large number of stocks trading at stretched valuations which allows us to be picky and only invest in the most compelling long and short opportunities.

Our number one job is risk management and downside protection and because it is impossible to predict when an economic shock may occur, it is our responsibility to position the portfolio as if it could occur at any time.  So we continue to maintain a reasonable amount of short-side exposure and continue to short companies that we consider to be low-quality but trading at unattractive valuations.

Our portfolios are overweight technology, drug/biotech, and financials.  On the short side of the portfolio, we are focusing on companies with strained balance sheets that may face challenges from rising commodity costs.

Thank you for your continued support,

Rady Asset Management

NLD Review Code:  0836-NLD-4/25/2011

Rady Contrarian Long/Short Fund

PORTFOLIO REVIEW

March 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** – March 31, 2011 (Class A and C)	Inception*** – March 31, 2011 (Class I)
Rady Contrarian Long/Short Fund – Class A	16.88%	4.47%	3.22%	-
Rady Contrarian Long/Short Fund – Class A
with load	10.11%	-1.58%	-1.32%	-
Rady Contrarian Long/Short Fund – Class C	16.44%	3.64%	2.58%	-
Rady Contrarian Long/Short Fund – Class I ****	17.03%	4.74%	-	2.92%
Lipper Long/Short Equity Index	8.58%	6.70%	N/A	N/A
S&P 500 Total Return Index	17.31%	15.65%	16.70%	0.08%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-839-RADY(7239).

** Inception date is October 22, 2009.

*** Inception date is February 1, 2007.

**** Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was October 22, 2009. Prior to October 22, 2009, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

                                            The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Pharmaceuticals	14.0%
Internet	12.8%
Oil & Gas	7.6%
Software	7.1%
Electronics	6.4%
Transportation	6.3%
Computers	6.1%
Semiconductors	5.4%
Healthcare-Products	5.1%
Telecommunications	4.8%
Other, Cash & Cash Equivalents	24.4%
100.0%

Rady Opportunistic Value Fund

PORTFOLIO REVIEW

March 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** – March 31, 2011
Rady Opportunistic Value Fund – Class A	20.11%	12.58%	12.56%
Rady Opportunistic Value Fund – Class A with load	13.23%	6.13%	11.73%
Rady Opportunistic Value Fund – Class C	19.56%	11.72%	11.96%
Rady Opportunistic Value Fund – Class I	20.21%	12.68%	12.63%
S&P 500 Total Return Index	17.31%	15.65%	16.70%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-839-RADY(7239).

** Inception date is October 22, 2009.

                         The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Internet	11.2%
Pharmaceuticals	11.1%
Transportation	7.0%
Electronics	5.5%
Biotechnology	5.3%
Semiconductors	5.2%
Telecommunications	4.9%
Oil & Gas	4.8%
Software	4.8%
Healthcare-Products	4.3%
Other, Cash & Cash Equivalents	35.9%
100.0%

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 97.9%
	BANKS - 2.9%
19,663	Bank of America Corp. +	$ 262,108

	BIOTECHNOLOGY - 3.2%
5,050	Celgene Corp. * +	290,526

	COMMERCIAL SERVICES - 3.0%
33,370	Aegean Marine Petroleum Network, Inc. +	272,299

	COMPUTERS - 6.1%
3,200	Research In Motion Ltd. *	181,024
25,200	Seagate Technology PLC * +	362,880
		543,904
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
31,000	Nomura Holdings, Inc.	161,200

	ELECTRONICS - 6.4%
4,650	Dolby Laboratories, Inc. - Class A *	228,826
10,000	FLIR Systems, Inc. +	346,100
		574,926
	ENTERTAINMENT - 2.9%
9,240	DreamWorks Animation SKG, Inc. - Class A * +	258,073

	HEALTHCARE-PRODUCTS - 5.1%
7,560	NuVasive, Inc. *	191,419
10,150	Thoratec Corp. * +	263,190
		454,609
	INSURANCE - 3.1%
9,600	Assured Guaranty Ltd.	143,040
15,500	MGIC Investment Corp. *	137,795
		280,835
	INTERNET - 12.8%
6,510	Akamai Technologies, Inc. * +	247,380
9,300	Expedia, Inc.	210,738
367	Google, Inc. - Class A *	215,139
16,342	GSI Commerce, Inc. * +	478,330
		1,151,587
	MINING - 2.5%
13,950	Kinross Gold Corp.	219,712

See accompanying notes to financial statements.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)
Shares		Value

	OIL & GAS - 7.6%
8,010	Chesapeake Energy Corp.	$ 268,495
32,466	SandRidge Energy, Inc. * +	415,565
		684,060
	PHARMACEUTICALS - 14.0%
3,650	Cephalon, Inc. * +	276,597
25,063	Savient Pharmaceuticals, Inc. * +	265,668
4,290	Teva Pharmaceutical Industries Ltd.	215,229
15,788	Warner Chilcott PLC +	367,545
21,700	XenoPort, Inc. *	128,681
		1,253,720
	RETAIL - 2.9%
12,791	Penske Automotive Group, Inc. * +	256,076

	SEMICONDUCTORS - 5.4%
5,710	Cree, Inc. * +	263,574
19,500	Micron Technology, Inc. *	223,470
		487,044
	SOFTWARE - 7.1%
6,480	Adobe Systems, Inc. * +	214,877
5,270	Blackboard, Inc. *	190,985
8,938	Microsoft Corp. +	226,668
		632,530
	TELECOMMUNICATIONS - 4.8%
22,749	Iridium Communications, Inc. *	181,310
16,740	Motricity, Inc. *	251,602
		432,912
	TRANSPORTATION - 6.3%
504	Diana Containerships, Inc. *	6,114
15,505	Diana Shipping, Inc. *	183,579
7,070	Frontline Ltd.	175,124
18,142	Genco Shipping & Trading Ltd. * +	195,389
		560,206

	TOTAL COMMON STOCK (Cost - $8,003,485)	8,776,327

	EXCHANGE TRADED FUNDS - 2.5%
	EQUITY FUNDS - 2.5%
6,200	VelocityShares Daily 2x VIX Short Term ETN * (Cost - $241,338)	224,998

See accompanying notes to financial statements.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 14.6%
1,307,154	HighMark U.S. Government Money Market Fund
	to yield 0.02%** (Cost $1,307,154)	$ 1,307,154

	TOTAL INVESTMENTS - 115.0% (Cost - $9,551,977) (a)	$ 10,308,479
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%	(1,342,601)
	NET ASSETS - 100.0%	$ 8,965,878

Shares		Value
	SECURITIES SOLD SHORT *
1,986	athenahealth, Inc.	$ 89,628
2,072	Autodesk, Inc.	91,396
2,700	BJ's Restaurants, Inc.	106,191
5,080	Canfor Pulp Products, Inc.	95,021
2,400	Choice Hotels International, Inc.	93,240
2,200	CommVault Systems, Inc.	87,736
1,650	Concur Technologies, Inc.	91,493
3,660	Corrections Corp. of America	89,304
1,485	CoStar Group, Inc.	93,080
2,800	Encana Corp.	96,684
2,220	Entertainment Properties Trust	103,940
1,960	EQT Corp.	97,804
5,460	Fair Isaac Corp.	172,591
1,456	Fastenal Co.	94,392
2,280	Lamar Advertising Co.	84,223
2,280	Lexmark International, Inc.	84,451
1,904	Metro, Inc. - Class A	90,574
2,475	Penn National Gaming, Inc.	91,724
3,705	Pitney Bowes, Inc.	95,181
3,000	Realty Income Corp.	104,850
7,040	Ritchie Bros Auctioneers, Inc.	198,176
2,850	Scholastic Corp.	77,064
1,760	Shutterfly, Inc.	92,154
3,615	United Natural Foods, Inc.	162,024
7,410	Vestas Wind Systems A/S	108,186
2,200	World Fuel Services Corp.	89,342
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,596,870)(a)	$ 2,680,449

See accompanying notes to financial statements.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,040,533
	Unrealized Depreciation:	(367,610)
	Net Unrealized Appreciation:	$ 672,923

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
+ All or part of the security was held as collateral for securities sold short as of March 31, 2011.

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 83.4%
	BANKS - 1.8%
2,475	Bank of America Corp.	$ 32,992

	BIOTECHNOLOGY - 5.3%
1,700	Celgene Corp. *	97,801

	COMMERCIAL SERVICES - 2.8%
6,400	Aegean Marine Petroleum Network, Inc.	52,224

	COMPUTERS - 3.2%
450	Research In Motion Ltd. *	25,456
2,400	Seagate Technology PLC *	34,560
		60,016
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
6,000	Nomura Holdings, Inc.	31,200

	ELECTRONICS - 5.5%
900	Dolby Laboratories, Inc. - Class A *	44,289
1,700	FLIR Systems, Inc.	58,837
		103,126
	ENTERTAINMENT - 2.6%
1,760	DreamWorks Animation SKG, Inc. - Class A *	49,157

	HEALTHCARE-PRODUCTS - 4.3%
840	NuVasive, Inc. *	21,269
2,250	Thoratec Corp. *	58,342
		79,611
	INSURANCE - 2.9%
1,800	Assured Guaranty Ltd.	26,820
3,000	MGIC Investment Corp. *	26,670
		53,490
	INTERNET - 11.2%
1,300	Akamai Technologies, Inc. *	49,400
1,875	Expedia, Inc.	42,487
43	Google, Inc. - Class A *	25,207
3,121	GSI Commerce, Inc. *	91,352
		208,446

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)
Shares		Value

	MINING - 2.3%
2,700	Kinross Gold Corp.	$ 42,525

	OIL & GAS - 4.8%
855	Chesapeake Energy Corp.	28,660
4,801	SandRidge Energy, Inc. *	61,453
		90,113
	PHARMACEUTICALS - 11.1%
766	Cephalon, Inc. *	58,047
5,354	Savient Pharmaceuticals, Inc. *	56,752
540	Teva Pharmaceutical Industries Ltd.	27,092
1,725	Warner Chilcott PLC	40,158
4,263	XenoPort, Inc. *	25,280
		207,329
	RETAIL - 2.0%
1,892	Penske Automotive Group, Inc. *	37,878

	SEMICONDUCTORS - 5.2%
1,410	Cree, Inc. *	65,086
2,700	Micron Technology, Inc. *	30,942
		96,028
	SOFTWARE - 4.8%
720	Adobe Systems, Inc. *	23,875
1,020	Blackboard, Inc. *	36,965
1,125	Microsoft Corp.	28,530
		89,370
	TELECOMMUNICATIONS - 4.9%
5,000	Iridium Communications, Inc. *	39,850
3,345	Motricity, Inc. *	50,275
		90,125
	TRANSPORTATION - 7.0%
114	Diana Containerships, Inc. *	1,383
3,525	Diana Shipping, Inc. *	41,736
1,550	Frontline Ltd	38,393
4,528	Genco Shipping & Trading Ltd. *	48,767
		130,279

	TOTAL COMMON STOCK (Cost - $1,450,584)	1,551,710

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 2.5%
	EQUITY FUND - 2.5%
1,280	VelocityShares Daily 2x VIX Short Term ETN * (Cost - $49,825)	$ 46,451

	SHORT-TERM INVESTMENTS - 15.6%
291,240	HighMark U.S. Government Money Market Fund
	to yield 0.02%** (Cost $291,240)	291,240

	TOTAL INVESTMENTS - 101.5% (Cost - $1,791,649) (a)	$ 1,889,401
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %	(28,289)
	NET ASSETS - 100.0%	$ 1,861,112

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 151,002
	Unrealized Depreciation:	(53,250)
	Net Unrealized Appreciation:	$ 97,752

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

	Rady Contrarian Long/Short Fund	Rady Opportunistic Value Fund
ASSETS
Investment securities:
At cost	$ 9,551,977	$ 1,791,649
At value	$ 10,308,479	$ 1,889,401
Cash at broker	825,257	-
Dividends and interest receivable	2,864	863
Receivable for foreign tax reclaims	2,198	220
Subscription receivable	20,153	-
Receivable due from Advisor	20,085	10,704
Receivable for securities sold	451,805	-
Prepaid expenses & other assets	15,895	-
TOTAL ASSETS	11,646,736	1,901,188

LIABILITIES
Securities sold short, at value (Proceeds, $2,596,870)	2,680,449	-
Fees payable to other affiliates	-	10,038
Distribution (12b-1) fees payable	409	53
Accrued expenses and other liabilities	-	29,985
TOTAL LIABILITIES	2,680,858	40,076
NET ASSETS	$ 8,965,878	$ 1,861,112

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 8,528,359	$ 1,678,013
Accumulated net investment loss	(91,630)	(3,825)
Accumulated net realized gain (loss) from investments and securities sold short	(144,322)	89,172
Net unrealized appreciation of investments and securities sold short	673,471	97,752
NET ASSETS	$ 8,965,878	$ 1,861,112

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2011 (Unaudited)

	Rady Contrarian Long/Short Fund	Rady Opportunistic Value Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,394,885	$ 27,854
Shares of beneficial interest outstanding	124,305	2,406
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 11.22	$ 11.58
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 11.90	$ 12.29

Class C Shares:
Net Assets	$ 149,771	$ 58,125
Shares of beneficial interest outstanding	13,467	5,057
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.12	$ 11.49

Class I Shares:
Net Assets	$ 7,421,222	$ 1,775,133
Shares of beneficial interest outstanding	658,652	153,212
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.27	$ 11.59

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 18 months of purchase and a dealer's commission was paid. The fund may assess a redemption fee if shares are redeemed within 30 days.

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2011 (Unaudited)

	Rady Contrarian Long/Short Fund (a)	Rady Opportunistic Value Fund (b)
INVESTMENT INCOME
Dividends (net of $236 and $33 of foreign tax withheld)	$ 21,467	$ 3,196
Interest	347	55
TOTAL INVESTMENT INCOME	21,814	3,251

EXPENSES
Investment advisory fees	68,233	5,705
Performance fees	(38,213)	(2,137)
Interest expense	40,447	-
Transfer agent fees	27,357	25,354
Administration fees	20,586	20,258
Dividends on securities sold short	20,370	-
Fund accounting fees	16,747	18,771
Chief compliance officer fees	9,120	857
Registration fees	8,728	485
Audit fees	8,436	2,914
Legal fees	6,516	3,142
Custody fees	2,816	2,676
Trustees' fees	2,176	2,121
Distribution (12b-1) fees - Class A	1,373	13
Distribution (12b-1) fees - Class C	699	266
Printing expenses	168	33
Insurance expense	100	422
Other expenses	1,699	2,260
TOTAL EXPENSES	197,358	83,140

Less: Fees waived/expenses reimbursed by the Advisor	(67,714)	(43,139)
Less: Fees waived by the Administrator, Fund Accounting, and Transfer Agent	(16,200)	(32,925)

NET EXPENSES	113,444	7,076
NET INVESTMENT LOSS	(91,630)	(3,825)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	565,876	93,708
Foreign cash	67	-
Securities sold short	(653,083)	-
Net realized gain (loss)	(87,140)	93,708
Net change in unrealized appreciation (depreciation) on:
Investments	1,416,969	163,091
Foreign cash	547	-
Securities sold short	203,500	-
Net change in unrealized appreciation (depreciation)	1,621,016	163,091

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,533,876	256,799

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,442,246	$ 252,974

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(b)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Period Ended
	March 31, 2011	September 30, 2010 (a)
	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (91,630)	$ (129,113)
Net realized loss from investments and securities sold short	(87,140)	(105,100)
Net change in unrealized appreciation (depreciation) of investments
and securities sold short	1,621,016	(947,545)
Net increase (decrease) in net assets from operations	1,442,246	(1,181,758)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,025,129	531,136
Class C	-	145,467
Class I	823,065	15,250,406
Redemption fee proceeds:
Class A	156	14
Class C	-	-
Class I	-	290
Payments for shares redeemed:
Class A	(282,677)	(40,439)
Class C	(5,655)	(22)
Class I	(2,972,753)	(5,768,727)
Net increase (decrease) in net assets from shares of beneficial interest	(1,412,735)	10,118,125

TOTAL INCREASE IN NET ASSETS	29,511	8,936,367

NET ASSETS
Beginning of Period	8,936,367	-	**
End of Period*	$ 8,965,878	$ 8,936,367
*Includes accumulated net investment loss of:	$ (91,630)	$ -

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
** See Note 1 in the Notes to Financial Statements.

Rady Contrarian Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Period Ended
	March 31, 2011	September 30, 2010 (a)
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	100,837	53,830
Shares Redeemed	(26,484)	(3,878)
Net increase in shares of beneficial interest outstanding	74,353	49,952

Class C:
Shares Sold	-	14,034
Shares Redeemed	(565)	(2)
Net increase (decrease) in shares of beneficial interest outstanding	(565)	14,032

Class I:
Shares Sold	79,092	1,428,337
Shares Redeemed	(285,490)	(563,287)
Net increase (decrease) in shares of beneficial interest outstanding	(206,398)	865,050

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six		For the
	Months Ended		Period Ended
	March 31, 2011		September 30, 2010 (a)
	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (3,825)		$ (1,869)
Net realized gain from investments and securities sold short	93,708		25,797
Net change in unrealized appreciation (depreciation) of investments	163,091		(65,339)
Net increase (decrease) in net assets from operations	252,974		(41,411)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1)		-
Class C	(1,253)		-
Class I	(27,210)		-
Total distributions to shareholders	(28,464)		-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	26,500		32
Class C	-		48,032
Class I	630,000		1,100,032
Net asset value of shares issued in reinvestment distributions:
Class A	1		-
Class C	1,254		-
Class I	27,210		-
Redemption fee proceeds:
Class A	-		-
Class C	-		-
Class I	-		1
Payments for shares redeemed:
Class A	-		(22)
Class C	-		(21)
Class I	(154,985)		(21)
Net increase in net assets from shares of beneficial interest	529,980		1,148,033

TOTAL INCREASE IN NET ASSETS	754,490		1,106,622

NET ASSETS
Beginning of Period	1,106,622		-
End of Period*	$ 1,861,112		$ 1,106,622
*Includes accumulated net investment loss of:	$ (3,825)		$ -

(a)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.

Rady Opportunistic Value Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six		For the
	Months Ended		Period Ended
	March 31, 2011		September 30, 2010 (a)
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	2,405		3
Shares Reinvested	-	(b)	-
Shares Redeemed	-		(2)
Net increase in shares of beneficial interest outstanding	2,405		1

Class C:
Shares Sold	-		4,941
Shares Reinvested	118		-
Shares Redeemed	-		(2)
Net increase in shares of beneficial interest outstanding	118		4,939

Class I:
Shares Sold	57,705		107,213
Shares Reinvested	2,545		-
Shares Redeemed	(14,249)		(2)
Net increase in shares of beneficial interest outstanding	46,001		107,211

(a)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.
(b) Less than 1 share.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months		Period		Six Months	Period		Six Months	Period
	Ended		Ended		Ended	Ended		Ended	Ended
	March 31,		September 30,		March 31,	September 30,		March 31,	September 30,
	2011		2010 (1)		2011	2010 (1)		2011	2010 (1)
	(Unaudited)				(Unaudited)			(Unaudited)
	Class A				Class C			Class I
Net asset value, beginning of period	$ 9.59		$ 10.72		$ 9.54	$ 10.72		$ 9.62	$ 10.72

Activity from investment operations:
Accumulated net investment
income (loss) (2)	(0.11)		(0.27)		(0.15)	(0.29)		(0.10)	(0.16)
Net realized and unrealized gain (loss)
on investments	1.74		(0.86)		1.73	(0.89)		1.75	(0.94)
Total from investment operations	1.63		(1.13)		1.58	(1.18)		1.65	(1.10)

Paid-in-Capital From Redemption Fees	-	(3)	-	(3)	-	-	(3)	-	-	(3)

Net asset value, end of period	$ 11.22		$ 9.59		$ 11.12	$ 9.54		$ 11.27	$ 9.62

Total return (4)	16.88%		(10.54)%		16.44%	(11.01)%		17.03%	(10.26)%

Net assets, at end of period (000's)	$ 1,395		$ 479		$ 150	$ 134		$ 7,421	$ 8,324

Ratio of gross expenses to average
net assets, including dividends from securities sold
short and interest expense (5)(6)(8)	4.47%		4.77%		5.29%	5.37%		4.30%	4.64%
Ratio of gross expenses to average
net assets, excluding dividends from securities sold
short and interest expense (5)(6)(8)	3.20%		3.62%		3.96%	4.38%		2.95%	3.86%
Ratio of net expenses to average
net assets, including dividends from securities sold
short and interest expense (6)(8)	2.55%		3.35%		3.43%	3.95%		2.47%	2.73%
Ratio of net expenses to average
net assets, excluding dividends from securities sold
short and interest expense (6)(8)	1.28%		2.20%		2.10%	2.95%		1.12%	1.95%
Ratio of net investment loss
to average net assets (6)(8)	(2.02)%		(2.91)%		(2.96)%	(3.16)%		(2.00)%	(1.72)%

Portfolio Turnover Rate (7)	102%		156%		102%	156%		102%	156%

(1)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Total returns for periods less than one year are not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Not annualized.
(8)	Does not reflect the expenses of the underlying investor funds in which the Fund invests.

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months	Period	Six Months	Period	Six Months	Period
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2011	2010 (1)	2011	2010 (1)	2011	2010 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
	Class A		Class C		Class I
Net asset value, beginning of period	$ 9.87	$ 10.00	$ 9.84	$ 10.00	$ 9.87	$ 10.00

Activity from investment operations:
Accumulated net investment income (loss) (2)	(0.03)	0.06	(0.08)	(0.15)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.99	(0.19)	1.98	(0.01)	2.00	(0.11)
Total from investment operations	1.96	(0.13)	1.90	(0.16)	1.97	(0.13)

Less distributions from:
Net realized gains	(0.25)	-	(0.25)	-	(0.25)	-
Total distributions	(0.25)	-	(0.25)	-	(0.25)	-

Paid-in-Capital From Redemption Fees	-	-	-	-	-	-	(3)

Net asset value, end of period	$ 11.58	$ 9.87	$ 11.49	$ 9.84	$ 11.59	$ 9.87

Total return (4)	20.11%	(1.30)%	19.56%	(1.60)%	20.21%	(1.30)%

Net assets, at end of period (000's)	$ 28	$ 0.01	$ 58	$ 49	$ 1,775	$ 1,058

Ratio of gross expenses to average
net assets (5)(6)(8)	10.06%	10.53%	12.93%	15.55%	11.60%	21.63%
Ratio of net expenses to average
net assets (6)(8)	1.19%	1.50%	1.95%	2.25%	0.95%	1.25%
Ratio of net investment income (loss)
to average net assets (6)(8)	(0.53)%	0.60%	(1.54)%	(1.68)%	(0.50)%	(0.23)%

Portfolio Turnover Rate (7)	113%	151%	113%	151%	113%	151%

(1)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Total returns for periods less than one year are not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Not annualized.
(8)	Does not reflect the expenses of the underlying investor funds in which the Fund invests.

See accompanying notes to financial statements.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

1.

ORGANIZATION

The Rady Contrarian Long/Short Fund (the “Long/Short Fund”) and the Rady Opportunistic Value Fund (the “Value Fund”, collectively the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are non-diversified, open-end management investment companies.  The primary investment objective of the Long/Short Fund is long-term capital appreciation. The primary investment objective of the Value Fund is also long-term capital appreciation. The Long/Short Fund and the Value Fund commenced operations on October 22, 2009.

The Long/Short Fund currently offers Class A, Class C and Class I shares, and the Value Fund currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 18 months of their purchase and a dealer’s commission was paid. Classes C and I shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Rady Contrarian Long/Short Fund Class I was organized originally as a limited partnership in February 2007, under the laws of the State of Delaware. Effective as of the close of business on October 22, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company and commenced operations on October 22, 2009 with a contribution of securities-in-kind in the amount of $875,400 from the predecessor partnership.  There were 134,781 shares issued at the beginning NAV of $10.72.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for each Fund’s assets and liabilities measured at fair value:

            Rady Contrarian Long/Short Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,776,327	$ -	$ -	$ 8,776,327
Exchange Traded Funds	224,998	-	-	224,998
Short-Term Investments	1,307,154	-	-	1,307,154
Total	$ 10,308,479	$ -	$ -	$ 10,308,479

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,680,449	$ -	$ -	$ 2,680,449

            Rady Opportunistic Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,551,710	$ -	$ -	$ 1,551,710
Exchange Traded Funds	46,451	-	-	46,451
Short-Term Investments	291,240	-	-	291,240
Total	$ 1,889,401	$ -	$ -	$ 1,889,401

The Funds did not hold any Level 3 securities during the period. There were no significant transfers into and out of

Level 1&2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal income taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.  Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Long/Short Fund	$ 8,713,409	$ 9,757,493
Value Fund	$ 1,836,341	$ 1,353,538

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Rady Asset Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Long/Short Fund’s average daily net assets and 0.80% for the Value Fund. During the six months ended March 31, 2011, the Adviser waived $67,714 for the Long/Short Fund and waived $5,705 and reimbursed $37,434 for the Value Fund.

Pursuant to an Advisory agreement between the Funds and Rady Asset Management, LLC, each Fund pays the adviser a variable performance-based management fee.  This fee is comprised of an annual base rate of 1.50% of the Long/Short Fund's average daily net assets and 0.80% of the Value Fund's average daily net assets (the fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule.  The maximum performance adjustment is 1.00% of the Long/Short Fund's average daily net assets and 0.50% of the Value Fund's average daily net assets.  The performance adjustment either increases or decreases the management fee, depending on how well a Fund has performed relative to the Standard and Poor's 500 Index ("S&P 500 Index") over a performance period.  The performance period is the most recent 12-month period (i.e., a rolling 12-month period).

The management fee will be equal to the base fee (i.e., there will be no performance adjustment) if a Fund’s performance is within positive or negative 0.50% (one-half of a percentage point) of the investment record of the S&P 500 Index over the performance period.  If the difference between a Fund’s performance and the investment record of the S&P 500 Index exceeds one-half of a percentage point, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point.  The maximum annualized performance adjustment rate is plus or minus 1.00% for the Long/Short Fund and plus or minus 0.50% for the Value Fund (which would result from a performance differential of 2.5 percentage points or more for the Long/Short Fund and 1.5 percentage points or more for the Value Fund between the Fund’s performance and the investment record of the S&P 500 Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by a Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar months immediately following the effective date of each Fund's registration statement ("Initial Period"), the Adviser shall be entitled to receive only the base fee.  The Adviser will be entitled to receive a performance adjustment only after completion of the Initial Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for each Fund on which the fulcrum fee is later calculated.

For purposes of comparing each Fund’s after-expenses performance to the investment record of the S&P 500 Index, each Fund's current-period performance already reflects and includes any increased management fees from performance adjustments made during the performance period.  Thus, when a Fund outperforms the S&P 500 Index, shareholders will receive a total return that represents the full amount of the outperformance.  Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the outperformance (expressed in percentage points).  For example, assuming you hold your Long/Short Fund investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the S&P 500 Index by 2.5 percentage points or more, your total return over the period (after performance adjustment) will be at least 2.5 percentage points better than the investment record of the S&P 500 Index, and the performance adjustment rate will be no more than 1.00%.  Also, assuming you hold your Value Fund investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the S&P 500 Index by 1.5 percentage points or more, your total return over the period (after performance adjustment) will be at least 1.5 percentage points better than the investment record of the S&P 500 Index, and the performance adjustment rate will be no more than 0.50%.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Adviser has contractually agreed, until at least January 31, 2012, to waive Advisory fees and, if necessary, reimburse a portion of the Funds’ operating expenses so that the Funds’ normal operating expenses (including the Advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class C	Class I
Long/Short Fund	2.20%	2.95%	1.95%
Value Fund	1.50%	2.25%	1.25%

These amounts will herein be referred to as the "expense limitations."

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If a Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of March 31, 2011, the Adviser had $191,019 and $159,292 of fee waivers and expense reimbursements for Long/Short Fund and Value Fund, respectively, subject to recapture which may be recovered as follows.

Fund	September 30, 2013	March 31, 2014	September 30, 2012
Long/Short Fund	$ 123,305	67,714	$ 53,869
Value Fund	$ 116,153	43,139	$ 51,353

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares for both Funds and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS. For the six months ended March 31, 2011, the Distributor did not receive any underwriting commissions for sales of Long/Short Fund or Value Fund Class A shares.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Each Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

Administration.  The Funds pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000* per annum or

-

10 basis points or 0.10% on the first $100 million of net assets

-

8 basis points or 0.08% on the next $150 Million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million of net assets

*The Funds’ fees were $32,000 per annum prior to October 22, 2010.

Effective March 1, 2010 GFS has agreed to waive 50% of its fee for the Value Fund.  Effective August 1, 2010 GFS has agreed to waive an additional $500 per month for the Value Fund. These agreements may be terminated at any time.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Funds for the previous month. The Funds each pay GFS a base annual fee of $24,300* and an additional $5,400 for each class above one, plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*The Funds’ base fees were $21,600 per annum and the additional share class fee was $4,800 prior to October 22, 2010.

Effective March 1, 2010 GFS has agreed to waive 50% of its fee for the Value Fund.  This agreement may be terminated at any time.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $16,200* per class of shares and the per-account charge is $16.00.

* The Funds’ fees per class of shares were $14,400 per annum prior to October 22, 2010.

Effective March 1, 2010 GFS has agreed to waive 50% of its fee for the Value Fund and the entire Class C and Class I minimum fee for the Long/Short Fund.  These agreements may be terminated at any time.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended March 31, 2011 are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Fees GemCom collected for Edgar and printing services performed, for the six months ended March 31, 2011, are summarized in the table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

Fund	NLCS	GemCom
Long/Short Fund	$ 9,120	$ 3,093
Value Fund	$ 857	$ 399

5.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended March 31, 2011, Long/Short Fund and Value Fund assessed $156 and $0, respectively, in redemption fees.

6.  TAX COMPONENTS OF CAPITAL

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Permanent book and tax differences primarily attributable to net operating losses, tax treatment of short-term capital gains, and adjustments for tax gain/loss due to the Long/Short Fund’s conversion from a limited partnership, resulted in reclassification for the Fund for the period ended September 30, 2010 as follows:

1.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

2.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

RADY FUNDS

EXPENSE EXAMPLES

March 31, 2011 (Unaudited)

As a shareholder of the Rady Contrarian Long/Short Fund or Rady Opportunistic Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Rady Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Rady Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period 10/1/10 – 3/31/11*	Expense Ratio During Period** 10/1/10 – 3/31/11
Contrarian - Class A	$1,000.00	$1,168.80	$13.79	2.55%
Contrarian - Class C	1,000.00	1,165.40	18.52	3.43
Contrarian - Class I	1,000.00	1,170.30	13.36	2.47
Opportunistic - Class A	1,000.00	1,201.10	6.53	1.19
Opportunistic - Class C	1,000.00	1,195.60	10.67	1.95
Opportunistic - Class I	1,000.00	1,202.10	5.22	0.95

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period 10/1/10 – 3/31/11*	Expense Ratio During Period** 10/1/10 – 3/31/11
Contrarian - Class A	$1,000.00	$1,012.22	$12.79	2.55%
Contrarian - Class C	1,000.00	1,007.83	17.17	3.43
Contrarian - Class I	1,000.00	1,012.62	12.39	2.47
Opportunistic - Class A	1,000.00	1,019.00	5.99	1.19
Opportunistic - Class C	1,000.00	1,015.21	9.80	1.95
Opportunistic - Class I	1,000.00	1,020.19	4.79	0.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

RADY FUNDS

SUPPLEMENTAL INFORMATION

March 31, 2011 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a special meeting held on August 5, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Rady Asset Management, LLC (“RAM” or the “Adviser”) and the Trust, on behalf of The Rady Opportunistic Value Fund and Rady Contrarian Long/Short Fund (each a “Fund” and collectively the “Funds”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s existing hedge fund, and appropriate indices with respect to the Funds; (b) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Funds’ investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds had not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record.  The board concluded that RAM’s past performance was acceptable.

Fees and Expenses.   The Board noted that the Funds consist of an annual base fee of 1.50% and 0.80% of the average net assets of Rady Contrarian and Rady Value, respectively.  The Board added that if the difference between a Fund’s performance and the investment record of the S&P 500 for the preceding twelve (12) months exceeds one-half of a percentage point, the Fund’s base fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point.  The Board added that the maximum annualized performance adjustment rate is plus or minus 1.00% for Rady Contrarian and plus or minus 0.50% for Rady Value. As to comparative fees and expenses, the Trustees considered the advisory fees to be paid to RAM and compared those fees to the management fees paid by funds in a peer group.  In considering that RAM would be paid a performance fee as opposed to the typical advisory fee, the Trustees agreed that as with hedge fund products, providing a strong incentive to the investment manager could result in exceptional returns to the Funds.  The Trustees discussed at length the operation of the performance fee and the impact on the Funds’ fees and expenses based on various performance results.  The Trustees considered the “base fees” to be paid to RAM when the performance of a Fund was equal to the S&P 500.  With regard to the S&P 500, the Trustees considered the anticipated volatility of the Funds and the index, diversification of holdings, types of securities owned and investment objective of each Fund. The information showed that the Funds’ contractual base fees of 1.50% and 0.80% were within the range for each Fund’s respective peer group and thus 1.50% and 0.80% were a fair starting points for each Fund, as applicable. The Board then considered the fee adjustments to be made to each Fund’s base fee based on performance.  The Trustees agreed that the 12-month period over which performance would be computed was sufficiently long to provide a reasonable basis for indicating RAM’s performance.  The Trustees further agreed that the method by which the performance fee would be calculated under the proposed Advisory Agreement would ensure that any significant fees adjustments were attributable to RAM’s skill, or lack thereof, rather than to random fluctuations.  It was the consensus of the Board that the maximum performance adjustment under the Advisory Agreement would only be made for performance differences that could reasonably be considered meaningful and significant taking into account a Fund’s size, volatility, diversification and variability of performance differences.  After consideration, the Board was satisfied that the relationship of the fee adjustments to the base fee was not disproportionately large and that the Funds’ advisory fees were acceptable in light of the quality of services each Fund expected to receive from RAM and the level of fees paid by funds in the peer group.  They agreed that a period of 12 months at the base fee was appropriate.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based anticipated size of each Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously approved the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended September 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-839-RADY(7239) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-839-RADY(7239).

INVESTMENT ADVISOR

Rady Asset Management, LLC
1020 Prospect Street, Suite 312

La Jolla, CA 92037

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

6/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

6/8/11

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

6/8/11